American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
June 30, 2025

Mid Cap Value - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 2.1%
Hexcel Corp.	772,541	43,640,841
L3Harris Technologies, Inc.	389,536	97,711,210
		141,352,051
Automobile Components — 1.6%
BorgWarner, Inc.	1,269,722	42,510,292
Cie Generale des Etablissements Michelin SCA	1,008,483	37,509,730
Gentex Corp.	1,472,210	32,373,898
		112,393,920
Banks — 8.6%
Commerce Bancshares, Inc.	1,738,675	108,093,425
First Hawaiian, Inc.	734,012	18,320,939
PNC Financial Services Group, Inc.	505,946	94,318,453
Prosperity Bancshares, Inc.	848,642	59,608,614
Truist Financial Corp.	3,150,599	135,444,251
U.S. Bancorp	2,997,983	135,658,731
Westamerica Bancorporation	793,877	38,455,402
		589,899,815
Beverages — 1.6%
Heineken NV	565,642	49,348,207
Pernod Ricard SA	627,756	62,619,533
		111,967,740
Building Products — 0.6%
A.O. Smith Corp.	643,571	42,198,950
Capital Markets — 3.8%
Bank of New York Mellon Corp.	509,156	46,389,203
Northern Trust Corp.	955,802	121,186,136
Raymond James Financial, Inc.	241,081	36,974,593
T. Rowe Price Group, Inc.	591,709	57,099,918
		261,649,850
Chemicals — 1.3%
Akzo Nobel NV(1)	516,804	36,260,863
PPG Industries, Inc.	441,376	50,206,520
		86,467,383
Commercial Services and Supplies — 0.8%
ABM Industries, Inc.	986,621	46,578,377
Republic Services, Inc.	41,523	10,239,987
		56,818,364
Communications Equipment — 0.5%
F5, Inc.(2)	114,884	33,812,659
Construction and Engineering — 0.5%
Vinci SA	233,377	34,416,194
Construction Materials — 0.8%
Eagle Materials, Inc.	258,737	52,293,335
Consumer Staples Distribution & Retail — 0.8%
Koninklijke Ahold Delhaize NV	1,218,653	50,898,797
Containers and Packaging — 2.5%
Graphic Packaging Holding Co.	4,430,656	93,353,922
Packaging Corp. of America	422,995	79,713,408
		173,067,330

Electric Utilities — 4.7%
Duke Energy Corp.	147,168	17,365,824
Evergy, Inc.	1,432,046	98,710,931
Eversource Energy	1,511,414	96,156,158
PPL Corp.	514,170	17,425,221
Xcel Energy, Inc.	1,400,947	95,404,491
		325,062,625
Electrical Equipment — 1.1%
Emerson Electric Co.	307,384	40,983,509
Legrand SA	255,042	34,182,913
		75,166,422
Electronic Equipment, Instruments and Components — 0.9%
Ralliant Corp.(2)	95,988	4,654,442
TE Connectivity PLC	321,059	54,153,022
		58,807,464
Energy Equipment and Services — 1.4%
Baker Hughes Co.	2,553,821	97,913,497
Food Products — 2.2%
Conagra Brands, Inc.	3,220,368	65,920,933
General Mills, Inc.	1,038,244	53,791,422
Mondelez International, Inc., Class A	503,407	33,949,768
		153,662,123
Gas Utilities — 2.0%
ONE Gas, Inc.	903,183	64,902,730
Spire, Inc.	1,000,744	73,044,305
		137,947,035
Ground Transportation — 3.1%
CSX Corp.	3,287,147	107,259,606
Norfolk Southern Corp.	417,042	106,750,241
		214,009,847
Health Care Equipment and Supplies — 7.7%
Becton Dickinson & Co.	567,148	97,691,243
Envista Holdings Corp.(2)	2,367,941	46,269,567
GE HealthCare Technologies, Inc.	1,015,402	75,210,826
Hologic, Inc.(2)	870,625	56,729,925
Medtronic PLC	782,588	68,218,196
Zimmer Biomet Holdings, Inc.	2,040,286	186,094,486
		530,214,243
Health Care Providers and Services — 6.4%
Cencora, Inc.	87,841	26,339,124
Centene Corp.(2)	1,018,853	55,303,341
Henry Schein, Inc.(2)	1,921,654	140,376,825
Labcorp Holdings, Inc.	453,468	119,039,884
Quest Diagnostics, Inc.	307,106	55,165,451
Universal Health Services, Inc., Class B	225,100	40,776,865
		437,001,490
Health Care REITs — 1.6%
Healthpeak Properties, Inc.	3,287,590	57,565,701
Ventas, Inc.	855,474	54,023,183
		111,588,884
Hotels, Restaurants and Leisure — 0.5%
Sodexo SA	599,883	36,920,671
Household Durables — 1.1%
Mohawk Industries, Inc.(2)	510,083	53,477,102
PulteGroup, Inc.	228,262	24,072,510
		77,549,612

Household Products — 3.1%
Henkel AG & Co. KGaA, Preference Shares	679,801	53,421,206
Kimberly-Clark Corp.	737,856	95,124,396
Reckitt Benckiser Group PLC	989,044	67,380,548
		215,926,150
Insurance — 4.4%
Allstate Corp.	200,472	40,357,018
Hanover Insurance Group, Inc.	240,193	40,801,585
Reinsurance Group of America, Inc.	491,203	97,435,027
Willis Towers Watson PLC	411,553	126,140,995
		304,734,625
IT Services — 1.9%
Amdocs Ltd.	811,644	74,054,399
Cognizant Technology Solutions Corp., Class A	759,573	59,269,481
		133,323,880
Life Sciences Tools and Services — 1.5%
ICON PLC(2)	239,338	34,811,712
IQVIA Holdings, Inc.(2)	365,362	57,577,398
Qiagen NV(2)	258,917	12,443,551
		104,832,661
Machinery — 4.8%
Cummins, Inc.	230,024	75,332,860
Dover Corp.	99,869	18,298,997
Fortive Corp.	287,963	15,011,511
Gates Industrial Corp. PLC(2)	716,365	16,497,886
Oshkosh Corp.	960,461	109,050,742
Timken Co.	754,878	54,766,399
Toro Co.	555,176	39,239,840
		328,198,235
Media — 1.5%
Interpublic Group of Cos., Inc.	2,147,256	52,564,827
Omnicom Group, Inc.	689,448	49,598,889
		102,163,716
Metals and Mining — 1.0%
Reliance, Inc.	214,154	67,222,941
Multi-Utilities — 1.3%
Northwestern Energy Group, Inc.	1,772,499	90,929,199
Oil, Gas and Consumable Fuels — 4.3%
Coterra Energy, Inc.	2,380,189	60,409,197
Diamondback Energy, Inc.	314,832	43,257,917
Enterprise Products Partners LP	4,719,481	146,351,106
Occidental Petroleum Corp.	1,094,207	45,967,636
		295,985,856
Passenger Airlines — 1.0%
Southwest Airlines Co.	2,074,917	67,310,307
Personal Care Products — 2.8%
Estee Lauder Cos., Inc., Class A	904,582	73,090,226
Kenvue, Inc.	5,523,023	115,596,871
		188,687,097
Residential REITs — 1.7%
Equity Residential	1,385,115	93,481,411
Essex Property Trust, Inc.	85,944	24,356,530
		117,837,941
Retail REITs — 2.2%
Agree Realty Corp.	336,653	24,595,868

Realty Income Corp.	1,898,641	109,380,708
Regency Centers Corp.	280,511	19,980,799
		153,957,375
Semiconductors and Semiconductor Equipment — 1.8%
Analog Devices, Inc.	59,031	14,050,559
NXP Semiconductors NV	182,266	39,823,298
Teradyne, Inc.	772,098	69,427,052
		123,300,909
Specialized REITs — 3.6%
American Tower Corp.	307,545	67,973,596
Public Storage	266,648	78,239,856
VICI Properties, Inc.	3,140,867	102,392,264
		248,605,716
Technology Hardware, Storage and Peripherals — 1.0%
HP, Inc.	2,901,011	70,958,729
Trading Companies and Distributors — 3.5%
Ashtead Group PLC	537,995	34,499,463
Bunzl PLC	3,065,881	97,698,767
MSC Industrial Direct Co., Inc., Class A	1,297,732	110,333,175
		242,531,405
TOTAL COMMON STOCKS (Cost $6,297,346,718)		6,859,587,043
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	44,766	44,766
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 12/31/28, valued at $1,972,648), in a joint trading account at 4.35%, dated 6/30/25, due 7/1/25 (Delivery value $1,933,901)		1,933,667
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 12/15/27, valued at $15,281,748), at 4.39%, dated 6/30/25, due 7/1/25 (Delivery value $14,983,827)		14,982,000
		16,915,667
TOTAL SHORT-TERM INVESTMENTS (Cost $16,960,433)		16,960,433
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $6,314,307,151)		6,876,547,476
OTHER ASSETS AND LIABILITIES — 0.2%		12,000,847
TOTAL NET ASSETS — 100.0%		$6,888,548,323

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	83,417,426	EUR	71,904,756	Goldman Sachs & Co. LLC	9/26/25	$(1,763,430)
USD	83,448,273	EUR	71,904,756	JPMorgan Chase Bank NA	9/26/25	(1,732,583)
USD	83,345,802	EUR	71,904,755	Morgan Stanley & Co. LLC	9/26/25	(1,835,055)
USD	83,410,954	EUR	71,904,755	UBS AG	9/26/25	(1,769,902)
USD	53,311,776	GBP	39,806,504	Bank of America NA	9/26/25	(1,358,877)
USD	4,889,847	GBP	3,566,498	Bank of America NA	9/26/25	(8,417)
USD	53,320,334	GBP	39,806,504	Citibank NA	9/26/25	(1,350,319)
USD	53,331,759	GBP	39,806,504	Goldman Sachs & Co. LLC	9/26/25	(1,338,895)
						$(11,157,478)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,381,736. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$74,884,190	$37,509,730	—
Beverages	—	111,967,740	—
Chemicals	50,206,520	36,260,863	—
Construction and Engineering	—	34,416,194	—
Consumer Staples Distribution & Retail	—	50,898,797	—
Electrical Equipment	40,983,509	34,182,913	—
Hotels, Restaurants and Leisure	—	36,920,671	—
Household Products	95,124,396	120,801,754	—
Trading Companies and Distributors	110,333,175	132,198,230	—
Other Industries	5,892,898,361	—	—
Short-Term Investments	44,766	16,915,667	—
	$6,264,474,917	$612,072,559	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$11,157,478	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.